UNITED STATES
		     SECURITIES AND EXCHANGE COMMISSION
				Washington, D.C. 20549

				FORM 13F

			FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended : June 30, 2003
Check here is Amendment [ ]; Amendment Number:
This Amendment (Check only one.):[  ] is a restatement
				 [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name : Glynn Capital Management LLC
Address: 3000 Sand Hill Road
	 Bldg 4-235
	 Menlo Park, CA 94025

13F File Number :801-41243

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Name : Vivian Loh Nahmias
Title :CFO
Phone : 650-854-2215
Signature, Place, and Date of Signing:

Vivian Loh Nahmias	Menlo Park	CA	July 17, 2003



			FORM 13F SUMMARY PAGE
Report Summary :

Number of Other Included Managers : 0

Form 13F Information Table Entry Total : 46

Form 13F Information Table Value Total : $290,221







                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Laboratories            COM              002824100     2100    48000 SH       SOLE                    48000
Advent Software                COM              007974108     8812   514700 SH       SOLE                   514700
Affymetrix                     COM              00826T108    20245  1027121 SH       SOLE                  1027121
Agile Software Corp.           COM              00846x105     9648  1000842 SH       SOLE                  1000842
ArthroCare Corp.               COM              043136100     8041   494200 SH       SOLE                   494200
BEA Systems, Inc               COM              073325102     5653   519100 SH       SOLE                   519100
BP Amoco PLC                   COM              055622104      801    19054 SH       SOLE                    19054
Berk. Hath. Class A            COM              084670108     1088       15 SH       SOLE                       15
Berk. Hath. Class B            COM              084670207     1390      572 SH       SOLE                      572
Brocade Comm.                  COM              111621108     2828   478500 SH       SOLE                   478500
CNET Networks Inc.             COM              12613R104    12227  2055000 SH       SOLE                  2055000
Charles River Labs.            COM              159864107     1735    53900 SH       SOLE                    53900
Ciena Corp                     COM              171779101     2821   545719 SH       SOLE                   545719
Documentum                     COM              256159104     8954   457046 SH       SOLE                   457046
Electronic Arts                COM              285512109    12932   174988 SH       SOLE                   174988
Exelixis Inc                   COM              30161Q104     2446   355000 SH       SOLE                   355000
General Electric               COM              369604103     1607    56016 SH       SOLE                    56016
General Mills                  COM              370334104      632    13336 SH       SOLE                    13336
Halliburton Co.                COM              406216101      230    10000 SH       SOLE                    10000
IBM                            COM              459200101     1948    23616 SH       SOLE                    23616
Intel Corp.                    COM              458140100     2152   103392 SH       SOLE                   103392
Intuit                         COM              461202103    17205   385764 SH       SOLE                   385764
JDS uniphase corp.             COM              46612J101     4398  1257700 SH       SOLE                  1257700
Johnson & Johnson              COM              478160104      834    16128 SH       SOLE                    16128
Juniper Networks               COM              48203r104    14428  1157050 SH       SOLE                  1157050
Linear Technology              COM              535678106    19168   591967 SH       SOLE                   591967
Magma Design                   COM              559181102     8082   471250 SH       SOLE                   471250
Maxim Intgrtd. Prod.           COM              57772K101    11893   348780 SH       SOLE                   348780
Millennium Pharm.              COM              599902103     3250   206600 SH       SOLE                   206600
Minnesota Mining               COM              604059105      258     2000 SH       SOLE                     2000
Molecular Devices              COM              60851C107     6218   391100 SH       SOLE                   391100
Nektar Therapeutics            COM              640268108     4735   516400 SH       SOLE                   516400
PMC-Sierra Inc                 COM              69344F106     4875   414500 SH       SOLE                   414500
Pfizer, Inc.                   COM              717081103     2131    62400 SH       SOLE                    62400
Rouse Co.                      COM              779273101      400    10500 SH       SOLE                    10500
Schering-Plough                COM              806605101     1176    63200 SH       SOLE                    63200
Schlumberger Ltd.              COM              806857108      381     8000 SH       SOLE                     8000
SeeBeyond Technology           COM              815704101     2121   942500 SH       SOLE                   942500
Siebel                         COM              826170102    16720  1763147 SH       SOLE                  1763147
Target CP                      COM              239753106     1530    40440 SH       SOLE                    40440
Tularik, Inc.                  COM              899165104     3265   329750 SH       SOLE                   329750
Vertex Pharm.                  COM              92532F100     7601   519556 SH       SOLE                   519556
Vignette Corp.                 COM              926734104     3955  2007500 SH       SOLE                  2007500
Vitesse Semi.                  COM              928497106    12453  2546600 SH       SOLE                  2546600
Webmethods                     COM              94768c108    10024  1235959 SH       SOLE                  1235959
Yahoo                          COM              984332106    24834   759455 SH       SOLE                   759455